Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 208,750	£ 207,287
Impairment loss allowances	1,303	785
Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,819	13,197
Impairment loss allowances	417	321
Gross write-offs	154	168
Consumer finance and unsecured lending | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	27	25
Consumer finance and unsecured lending | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,696	11,935
Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	991	1,126
Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 132	£ 136
Stage 3 ratio	1.24%	1.21%
Consumer (auto) finance | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,024	£ 7,684
Impairment loss allowances	£ 118	£ 88
Stage 3 ratio	0.72%	0.55%
Gross write-offs	£ 25	£ 34
Consumer (auto) finance | Consumer finance and unsecured lending | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	0	0
Consumer (auto) finance | Consumer finance and unsecured lending | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,587	7,038
Consumer (auto) finance | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	379	604
Consumer (auto) finance | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	58	42
Personal loans | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,038	2,135
Impairment loss allowances	80	51
Personal loans | Consumer finance and unsecured lending | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,881	2,020
Personal loans | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	139	95
Personal loans | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18	20
Credit Card [member] | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,349	2,788
Impairment loss allowances	158	120
Credit Card [member] | Consumer finance and unsecured lending | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,975	2,473
Credit Card [member] | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	335	267
Credit Card [member] | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	39	48
Overdrafts | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Loans and advances to customers	408	590
Impairment loss allowances	61	62
Overdrafts | Consumer finance and unsecured lending | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	253	404
Overdrafts | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	138	160
Overdrafts | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17	26
Other unsecured advances [member] | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,795	5,513
Impairment loss allowances	£ 299	£ 233
Stage 3 ratio	2.09%	2.15%
Gross write-offs	£ 129	£ 134
Other unsecured advances [member] | Consumer finance and unsecured lending | Undrawn Exposures
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	27	25
Other unsecured advances [member] | Consumer finance and unsecured lending | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,109	4,897
Other unsecured advances [member] | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	612	522
Other unsecured advances [member] | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 74	£ 94